Inventory - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Raw materials	$ 1,183,148	$ 1,175,792
In process and finished products	1,552,175	1,433,522
Total	$ 2,735,323	$ 2,609,314